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                                 April 24, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C. 20549

         Re: The Jundt Growth Fund, Inc. - SEC File Nos. 33-98182 and 811-06317 Certification regarding Prospectus and Statement of Additional Information pursuant to Rule 497(j)

Ladies and Gentlemen:

         On behalf of The Jundt Growth Fund, Inc. (the "Company"), in connection with the registration of the Company as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of the Company's common shares under the Securities Act of 1933, as amended (the "1933 Act"), the Company hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Funds' Prospectus dated April 18, 2000 and Statement of Additional Information dated April 18, 2000 would not have differed from that contained in the most recent Post-Effective Amendment to the Company's Registration Statement on Form N-1A, which was filed electronically on April 18, 2000.


                                                          Very truly yours,

                                                          /s/ Mark M. Strefling

                                                          Mark M. Strefling